Redeemable non-controlling interests	12 Months Ended
Dec. 31, 2016
Redeemable non-controlling interests
Redeemable non-controlling interests

19.  Redeemable non-controlling interests

In January 2016, JD Finance, its founding shareholders and certain investors entered into a share subscription and purchase agreement (the “SPA”) and certain co-investment agreements to issue ordinary shares with preferential rights to certain investors mainly including Sequoia Capital China, China Harvest Investments and China Taiping Insurance, etc. (collectively, the “Investors”) for RMB6,650,000. JD Finance, as a privately owned company registered in China, is not allowed to issue legal form preferred shares or a separate class of ordinary shares under China regulations. Therefore, the shares issued by JD Finance to the Investors are, in legal form, ordinary shares. However, due to the preferential rights as specified in the SPA, these shares are considered in substance a separate class of shares other than the ordinary shares held by the founding shareholders. Here and then after, they are referred to as JD Finance Preferred Shares. The issuance was closed in March, 2016. After the issuance of the JD Finance Preferred Shares, the Group still held approximately 86% equity interests in JD Finance on a fully-diluted, post-investment basis.

The Group determined that the preferred shares should be classified as mezzanine equity since they are contingently redeemable within 60 months after the closing of the issuance by the holders in the event that (i) a qualified initial public offering (“Qualified IPO”) has not occurred, or (ii) any significant incompliance with laws, cancellation of significant business license, which causes a substantial obstacle to the Qualified IPO, or (iii) a change in control in JD Finance. These matters are not certain to occur, and they are not solely within the control of JD Finance. Therefore the JD Finance Preferred Shares are classified as mezzanine equity. The Qualified IPO is defined as a firm commitment underwritten registered public offering or Back-door listing in China or oversea stock market, with the market cap of JD Finance being at least RMB93,000,000.

The main rights, preferences and privileges of JD Finance Preferred Shares are as follows:

Dividend rights

If the board of JD Finance declares dividend, the Investors have the same rights as the ordinary shareholders.

Liquidation preferences

In the event of any liquidation, dissolution or winding up of JD Finance, either voluntarily or involuntarily, the Investors rank pari passu with the ordinary shareholders.

Redemption rights

The Investors have the right to require Suqian Limao to purchase all the shares from the Investors within 60 months after the closing of the issuance by the holders in the event that (i) a qualified initial public offering (“Qualified IPO”) has not occurred, or (ii) any significant incompliance with laws, cancellation of significant business license, which causes a substantial obstacle to the Qualified IPO, or (iii) a change in control in JD Finance. The redemption need to be done within 180 days from the date on which the Investors raise their written request. The redemption price equals initial investment plus 8% annual compound interests. In the event that Suqian Limao fails to timely repay the redemption price to the Investors upon the Investors’ redemption request pursuant to above conditions, Suqian Limao shall pay the Investors a penalty interest of 0.05% per day, until such redemption price and interest are fully paid.

Except for Suqian Limao and JD Finance, the other entities controlled by the Group have no obligation to provide any financial support for this redemption. In order for Suqian Limao to fulfil its repayment obligation, Suqian Limao may have to sell its interest in JD Finance, or instruct JD Finance to do the following, including but not limited to: providing a loan to Suqian Limao, selling any assets or equity interest of subsidiaries, or raising fund through debt financing. Other shareholders of JD Finance will have the obligation to approve such sale of JD Finance interest or any instructions given to JD Finance. In the event that JD Finance provides a loan to Suqian Limao to fund the above redemption, JD Finance and other shareholders have agreed that JD Finance shall not pursue for a repayment of such loan.

Preemptive rights

The Investors have preemptive rights to purchase and subscribe for any new securities which JD Finance proposes to issue before the Qualified IPO under the same terms and conditions.

In the event that Suqian Limao receives a tender offer from any third party buyer before a Qualified IPO, the Investors shall have the rights to participate on a pro-rata basis in the proposed sale to the third party buyer based on the same terms and conditions.

After issuing JD Finance Preferred Shares and until the occurrence of a Qualified IPO, if JD Finance issues new shares at a price lower than the issuance price in this financing, the Investors have the rights to obtain additional shares of JD Finance from Suqian Limao with no consideration. The number of shares to be obtained by the Investors shall be calculated using a pre-determined formula, so that the Investor’s “per share cost” should be reduced to a weighted average amount of a) their initial purchase price, and b) the issuance price at the subsequent financing.

Voting rights

The Investors have the number of votes as equal to the number of shares they hold.

The Group accreted the JD Finance Preferred Shares to their redemption value, which is purchase price plus 8% compound interest per year over the period since issuance to the redemption date. The Group recorded redeemable non-controlling interests of nil and RMB7,056,921 as of December 31, 2015 and 2016, respectively and net income attributable to mezzanine classified non-controlling interests shareholders of nil, nil and RMB444,657 for the years ended December 31, 2014, 2015 and 2016, respectively.

The redeemable non-controlling interests for the years ended December 31, 2015 and 2016 are summarized below:

Amounts
RMB
Balances as of December 31, 2015	—

Additions	6,612,264
Net income attributable to mezzanine classified non-controlling interests shareholders	444,657

Balances as of December 31, 2016	7,056,921